Activities of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of parent entity information [Abstract]
Summary of Significant Investments in Subsidiaries
As of December 31, 2022 and 2021 the most significant subsidiaries which the Company controls are:

Company	Activity	Country	Ownership percentage 2022	Ownership percentage 2021
Propimex, S. de R.L. de C.V. (1)	Distribution	Mexico	100.00%	100.00%
Controladora Interamericana de Bebidas, S. de R. L. de C.V.	Holding	Mexico	100.00%	100.00%
Spal Industria Brasileira de Bebidas, S.A.	Production and distribution	Brazil	84.38%	84.38%
Servicios Refresqueros del Golfo y Bajio, S. de R.L. de C.V.	Production	Mexico	100.00%	100.00%
Embotelladora Mexicana de Bebidas Refrescantes, S. de R.L. de C.V.	Production	Mexico	100.00%	100.00%

(1) During 2021, Distribuidora y Manufacturera del Valle de México, S. de R. L. de C.V merged into Propimex, S. de R.L. de C.V., this transaction had no impact on the consolidated financial statements since it is a transaction carried out under common control.